UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

                                   Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-313-1341

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

	RBC Funds
About Your Semi Annual Report	This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

Table of
Contents
	Portfolio Managers	1
	Performance Summary (Unaudited)	2
	Fund Statistics (Unaudited)
	- RBC Emerging Markets Equity Fund	5
	- RBC Emerging Markets Small Cap Equity Fund	6
	- RBC Global Opportunities Fund	7
	- RBC International Opportunities Fund	8
	Schedules of Portfolio Investments (Unaudited)	9
	Financial Statements (Unaudited)
	- Statements of Assets and Liabilities	24
	- Statements of Operations	26
	- Statements of Changes in Net Assets	27
	Financial Highlights (Unaudited)	31
	Notes to Financial Statements (Unaudited)	37
	Share Class Information (Unaudited)	49
	Supplemental Information (Unaudited)	50
	Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)	52

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”) serves as the investment sub-advisor to the Funds and is responsible for the overall management of the Funds’ portfolios. The individual primarily responsible for the day-to-day management of the Funds’ portfolios is set forth below.

Philippe Langham
Head of Emerging Market Equities
Philippe Langham is Head of Emerging Market Equities at RBC GAM (UK) and is responsible for portfolio management of RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. Philippe joined RBC GAM (UK) in November 2009 from the asset management division of a large European bank, where he was Head of Global Emerging Markets. He was previously based at another global financial services firm in Zurich for four years where he was a director and Head of Emerging Markets and Asia in their Multi Asset Class Division. Prior to that, he managed Global Emerging Markets, Asian, Latin American and U.S. portfolios for nine years at the Kuwait Investment Office. Philippe holds a degree in Economics from the University of Manchester and has qualified as a Chartered Accountant.
Habib Subjally Senior Portfolio Manager and Head of Global Equities
Habib Subjally is Head of Global Equities at RBC GAM (UK) and is responsible for portfolio management of RBC Global Opportunities Fund and RBC International Opportunities Fund. Prior to joining RBC GAM (UK) in 2006, Habib held various leadership and portfolio management positions at Credit Suisse, Invesco and Merrill Lynch Investment Managers, and also worked at Ernst & Young. He holds a BSc (Hons) from the London School of Economics and holds Chartered Accountant and ASIP designations.

PERFORMANCE SUMMARY

		Since	Net Expense	Gross Expense
	1 Year	Inception(a)	Ratio(1)(2)	Ratio (1)(2)

Average Annual Total Returns as of September 30, 2015 (Unaudited)

RBC Emerging Markets Equity Fund
Class A
- Including Maximum Sales Charge of 5.75%	(14.29)%	(3.96)%
- At Net Asset Value	(9.08)%	(0.71)%	1.45%	4.96%

Class I	(8.86)%	(0.42)%	1.20%	4.65%

MSCI Emerging Markets Net Index (b)	(19.28)%	(9.38)%

RBC Emerging Markets Small Cap Equity Fund
Class A
- Including Maximum Sales Charge of 5.75%	(20.43)%	(7.49)%
- At Net Asset Value	(15.56)%	(4.36)%	1.85%	5.58%

Class I	(15.39)%	(4.15)%	1.60%	5.32%

MSCI Emerging Markets Small Cap Net Index (b)	(15.23)%	(3.93)%

RBC Global Opportunities Fund

Class I	N/A	(2.77)%	1.05%(3)(4)	3.46%(3)(4)

MSCI ACWI Index (b)	N/A	(8.68)%

RBC International Opportunities Fund

Class I	N/A	(7.08)%	1.00%(3)(4)	3.50%(3)(4)

MSCI ACWI ex US Index (b)	N/A	(11.32)%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us.

PERFORMANCE SUMMARY

(1)	The Funds’ expenses reflect actual expenses for the most recent fiscal year end or period ended March 31, 2015.

(2)	The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2017 (October 31, 2017 for Emerging Markets Equity Fund). For Emerging Markets Equity Fund, effective August 3, 2015, the annual rate under the expense limitation agreement is 0.98% for Class A and 0.73% for Class I.

(3)	Annualized.

(4)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

(a)	The since inception date (commencement of operations) is December 20, 2013 for Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund and December 3, 2014 for Global Opportunities Fund and International Opportunities Fund.

(b)	Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.

The MSCI Emerging Markets Small Cap Net Index includes small cap representation across 21 emerging markets countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country.

The MSCI All Country World (“ACWI”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI All Country World (“ACWI”) ex US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

This Page Intentionally Left Blank

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets Equity Fund
Long-term growth of capital.				Investment Objective
MSCI Emerging Markets Net Index				Benchmark
Asset Allocation as of 9/30/15 (% of Fund’s investments) & Top Five Industries as of 9/30/15 (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 4.99% of investments.

HDFC Bank Ltd. ADR Taiwan Semiconductor Manufacturing Co. Ltd. ADR Infosys Ltd. ADR Dr. Reddy’s Laboratories Ltd. ADR SM Investments Corp.	4.81% 4.35% 4.35% 4.15% 3.80%	Naspers Ltd. China Mobile Ltd. SABMiller Plc CK Hutchison Holdings Ltd. Samsung Electronics Co. Ltd., Preferred	3.32% 3.18% 2.74% 2.66% 2.46%	Top Ten Holdings (excluding investment companies) as of 9/30/15 (% of Fund’s net assets)

*A listing of all portfolio holdings can be found beginning on page 9.
Growth of $10,000 Initial Investment Since Inception (12/20/13)

The graph reflects an initial investment of $10,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets Small Cap Equity Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI Emerging Markets Small Cap Net Index
Asset Allocation as of 9/30/15 (% of Fund’s investments) as of 9/30/15 (% of Fund’s net assets)

Top Ten Holdings (excluding investment companies) as of 9/30/15 (% of Fund’s net assets)	WuXi PharmaTech Cayman, Inc. ADR Market Vectors India Small-Cap Index ETF Delta Electronics Thailand Public Co. Ltd. - FOR Sino Biopharmaceutical Ltd. Security Bank Corp.	4.83 4.82 4.63 3.95 3.45	% % % % %	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR DGB Financial Group, Inc. Marico Ltd. Hyprop Investments Ltd. Amarex PJSC	3.21 2.86 2.81 2.75 2.73	% % % % %

*A listing of all portfolio holdings can be found beginning on page 13.
Growth of $10,000 Initial Investment Since Inception (12/20/13)
The graph reflects an initial investment of $10,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)

RBC Global Opportunities Fund
Long-term growth of capital.				Investment Objective
MSCI ACWI Index				Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 1.32% of investments.				Asset Allocation as of 9/30/15 (% of Fund’s investments) & Top Five Industries as of 9/30/15 (% of Fund’s net assets)

Amazon.com, Inc.	4.17%	UnitedHealth Group, Inc.	3.55%	Top Ten Holdings (excluding investment companies) as of 9/30/15 (% of Fund’s net assets)
TJX Cos., Inc. (The)	4.08%	Roche Holding AG	3.50%
HDFC Bank Ltd. ADR	3.98%	Safran SA	3.46%
Google, Inc., Class A	3.90%	Estee Lauder Cos., Inc. (The), Class A	3.45%
First Republic Bank	3.71%	ITC Holdings Corp.	3.40%
*A listing of all portfolio holdings can be found beginning on page 18.
				Growth of $10,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $10,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC International Opportunities Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI ACWI ex US Index
Asset Allocation as of 9/30/15 (% of Fund’s investments) & Top Five Industries as of 9/30/15 (% of Fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 0.78% of investments.

Top Ten Holdings (excluding investment companies) as of 9/30/15 (% of Fund’s net assets)	Taiwan Semiconductor Manufacturing Co. Ltd. ADR HDFC Bank Ltd. ADR Safran SA Anheuser-Busch InBev NV Roche Holding AG	4.32 4.32 4.25 4.20 4.14	% % % % %	Pernod Ricard SA Naspers Ltd., N Shares Enbridge, Inc. Deutsche Post AG Shire Plc	4.04 3.93 3.88 3.86 3.52	% % % % %

*A listing of all portfolio holdings can be found beginning on page 21.
Growth of $10,000 Initial Investment Since Inception (12/3/14)
The graph reflects an initial investment of $10,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

September 30, 2015 (Unaudited)

Shares		Value
Common Stocks — 93.89%
Brazil — 5.64%
41,520	Banco Bradesco SA ADR	$ 222,547
24,300	Natura Cosmeticos SA	119,217
13,400	Totvs SA	99,135
23,000	WEG SA	89,749

		530,648

Chile — 2.45%
12,240	Cia Cervecerias Unidas SA	134,973
47,449	Quinenco SA	95,439

		230,412

China — 22.95%
40,400	AIA Group Ltd.	210,110
2,100	Alibaba Group Holding Ltd. ADR*	123,837
968	Baidu, Inc. ADR*	133,013
18,250	Cheung Kong Property Holdings Ltd.	133,705
48,600	China Merchants Holdings International Co. Ltd.	143,495
25,000	China Mobile Ltd.	299,244
43,000	China Resources Land Ltd.	101,537
19,249	CK Hutchison Holdings Ltd.	250,384
75,800	Fuyao Glass Industry Group Co. Ltd. - Series A	141,511
112,000	Guangdong Investment Ltd.	167,185
181,000	Lenovo Group Ltd.	153,015
63,400	Samsonite International SA	207,184
37,200	Weifu High-Technology Group Co. Ltd. - Series B	93,619

		2,157,839

India — 13.30%
6,100	Dr. Reddy’s Laboratories Ltd. ADR	389,851
7,400	HDFC Bank Ltd. ADR	452,066
21,400	Infosys Ltd. ADR	408,526

		1,250,443

Indonesia — 2.84%
167,700	Bank Central Asia Tbk PT	140,797
1,344,600	Kalbe Farma Tbk PT	126,518

		267,315

Jordan — 1.44%
3,921	Hikma Pharmaceuticals Plc	135,446

Korea — 5.22%
2,346	Hanon Systems	77,997
171	Samsung Electronics Co. Ltd.	164,067
349	Samsung Fire & Marine Insurance Co. Ltd.	82,414

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2015 (Unaudited)

Shares	Value
4,741	Shinhan Financial Group Co. Ltd.	$165,803

		490,281

Malaysia — 3.68%
151,100	Axiata Group Berhad	199,588
36,600	Public Bank Berhad	145,940

		345,528

Mexico — 2.76%
3,600	Grupo Televisa SAB ADR	93,672
73,200	Kimberly-Clark de Mexico SAB de CV - Series A	165,540

		259,212

Nigeria — 0.83%
647,667	Guaranty Trust Bank Plc	78,086

Peru — 2.24%
1,979	Credicorp Ltd.	210,486

Philippines — 3.80%
18,730	SM Investments Corp.	357,030

Poland — 1.20%
2,782	Bank Pekao SA	113,074

Russia — 1.44%
570	Magnit OJSC	101,209
708	Magnit OJSC GDR	33,821

		135,030

South Africa — 9.65%
20,209	Clicks Group Ltd.	131,152
6,307	Mr. Price Group Ltd.	88,043
2,491	Naspers Ltd.	312,190
4,561	SABMiller Plc	257,405
27,458	Sanlam Ltd.	118,741

		907,531

Taiwan — 10.16%
13,400	Airtac International Group	70,867
20,000	Delta Electronics, Inc.	94,335
14,000	Giant Manufacturing Co. Ltd.	102,083
68,471	Standard Foods Corp.	148,424
19,700	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	408,775

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2015 (Unaudited)

Shares	Value
75,469	Uni-President Enterprises Corp.	$ 131,055

		955,539

Thailand — 1.31%
99,800	Central Pattana Public Co. Ltd. - FOR	123,207

Turkey — 1.74%
98,799	Enka Insaat Ve Sanayi AS	163,267

United Arab Emirates — 1.24%
138,103	Emaar Malls Group PJSC*	116,640

Total Common Stocks		8,827,014

(Cost $9,484,268)

Equity Linked Securities — 0.62%
India — 0.62%
1,605	Hero Motocorp Ltd.	58,549

Total Equity Linked Securities		58,549

(Cost $56,155)

Preferred Stocks — 4.88%
Korea — 4.88%
1,290	Hyundai Motor Co.	120,632
298	Samsung Electronics Co. Ltd.	231,327
757	Samsung Fire & Marine Insurance Co. Ltd.	106,649

Total Preferred Stocks		458,608

(Cost $507,360)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2015 (Unaudited)

Shares		Value
Investment Company — 5.23%
491,061	Dreyfus Cash Management, Institutional Shares	$491,061

Total Investment Company		491,061

(Cost $491,061)

Total Investments		$9,835,232
(Cost $10,538,844)(a) — 104.62%

Liabilities in excess of other assets — (4.62)%		(433,881)

NET ASSETS — 100.00%		$9,401,351

*	Non-income producing security.
(a)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	31.01%
Consumer Staples	20.75%
Information Technology	15.58%
Consumer Discretionary	14.77%
Telecom Services	10.04%
Industrials	5.46%
Utilities	1.78%
Other*	0.61%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

September 30, 2015 (Unaudited)

Shares	Value
Common Stocks — 82.17%
Botswana — 0.74%
77,050	Choppies Enterprises Ltd.	$ 32,247

Brazil — 4.36%
13,700	Cia Hering	48,518
11,500	Natura Cosmeticos SA	56,419
6,750	Totvs SA	49,938
4,850	Wilson Sons Ltd. BDR	36,395

		191,270

Chile — 5.36%
86,000	Inversiones Aguas Metropolitanas SA	118,847
38,062	Parque Arauco SA	65,331
34,184	Sonda SA	51,165

		235,343

China — 18.05%
29,000	Asia Satellite Telecommunications Holdings Ltd.	45,174
5,500	Hollysys Automation Technologies Ltd.	96,140
74,700	Luthai Textile Co. Ltd.	92,444
36,000	Samsonite International SA	117,644
140,000	Sino Biopharmaceutical Ltd.	173,370
168,000	Tao Heung Holdings Ltd.	55,328
4,900	WuXi PharmaTech Cayman, Inc. ADR*	211,729

		791,829

Egypt — 1.91%
2,105	Edita Food Industries SAE GDR*	38,102
7,308	Integrated Diagnostics Holdings Plc*(a)	45,675

		83,777

Indonesia — 3.65%
2,977,000	Ace Hardware Indonesia Tbk PT	102,778
102,100	Bank Tabungan Pensiunan Nasional Tbk PT*	20,292
1,643,600	Pakuwon Jati Tbk PT	37,272

		160,342

Korea — 4.00%
14,095	DGB Financial Group, Inc.	125,343
1,746	Hy-Lok Corp.	50,325

		175,668

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2015 (Unaudited)

Shares	Value
Malaysia — 3.41%
176,000	CapitaMalls Malaysia Trust REIT	$ 56,426
18,400	LPI Capital Berhad	57,649
123,200	Oldtown Berhad	35,648

		149,723

Mexico — 3.16%
38,100	Corp. Inmobiliaria Vesta SAB de CV	59,635
29,800	Grupo Herdez SAB de CV	78,885

		138,520

Nigeria — 0.56%
204,500	Guaranty Trust Bank Plc	24,655

Peru — 0.47%
25,664	Grana y Montero SA	20,644

Philippines — 4.68%
153,100	Century Pacific Food, Inc.	54,044
51,500	Security Bank Corp.	151,376

		205,420

South Africa — 8.48%
10,262	Clicks Group Ltd.	66,598
35,900	Consolidated Infrastructure Group Ltd.*	85,658
9,354	Howden Africa Holdings Ltd.*	17,270
13,858	Hyprop Investments Ltd.	120,705
11,718	Oceana Group Ltd.	81,738

		371,969

South Korea — 1.02%
616	Youngone Holdings Co. Ltd.	44,613

Taiwan — 12.77%
19,900	Airtac International Group	105,242
60,000	Chroma ATE, Inc.	102,695
10,000	Giant Manufacturing Co. Ltd.	72,916
4,000	Ginko International Co. Ltd.	40,280
22,000	Lumax International Corp. Ltd.	28,985
35,000	Pacific Hospital Supply Co. Ltd.	67,323
51,150	Standard Foods Corp.	110,877
20,000	Yungtay Engineering Co. Ltd.	31,763

		560,081

Thailand — 9.55%
53,300	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	140,710
83,700	Delta Electronics Thailand Public Co. Ltd. - FOR	203,205

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2015 (Unaudited)

Shares	Value
205,000	MC Group Public Co. Ltd. - FOR	$ 75,221

		419,136

Total Common Stocks		3,605,237

(Cost $4,380,750)

Equity Linked Securities — 10.86%
India — 8.13%
22,017	Godrej Industries Ltd.	116,760
20,000	Marico Ltd.	123,157
5,000	Sundaram Finance Ltd.	116,971

		356,888

United Arab Emirates — 2.73%
140,000	Aramex PJSC	119,687

Total Equity Linked Securities		476,575

(Cost $336,684)

Exchange Traded Funds — 4.82%
India — 4.82%
5,000	Market Vectors India Small-Cap Index ETF	211,500

Total Exchange Traded Funds		211,500

(Cost $149,435)

Preferred Stocks — 2.37%
Korea — 2.37%
659	Amorepacific Corp.	103,864

Philippines — 0.00%
58,000	Security Bank Corp.(b)	124

Total Preferred Stocks		103,988

(Cost $28,181)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2015 (Unaudited)

Principal Amount		Value
Convertible Bonds — 0.04%
Oman — 0.04%
$698	Bank Muscat SAOG, 3.20%, 12/31/49(b)	$1,813

Total Convertible Bonds		1,813

(Cost $1,831)

Total Investments (Cost $4,896,881)(c) — 100.26%		$4,399,113

Liabilities in excess of other assets — (0.26)%		(11,389)

NET ASSETS — 100.00%		$4,387,724

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	22.77%
Consumer Staples	19.80%
Industrials	19.17%
Consumer Discretionary	12.73%
Health Care	12.27%
Utilities	2.71%
Materials	2.66%
Information Technology	2.30%
Telecom Services	1.03%
Other*	4.56%

100.00%

*	Includes cash, Exchange Traded Funds, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

September 30, 2015 (Unaudited)

Shares	Value
Common Stocks — 99.59%
Belgium — 3.12%
1,439	Anheuser-Busch InBev NV	$153,046

Canada — 3.14%
4,156	Enbridge, Inc.	154,312

France — 6.59%
1,518	Pernod Ricard SA	153,271
2,259	Safran SA	169,859

		323,130

Germany — 5.22%
6,017	Deutsche Post AG	166,690
1,677	Drillisch AG	89,381

		256,071

Hong Kong — 1.97%
18,600	AIA Group Ltd.	96,734

India — 3.98%
3,200	HDFC Bank Ltd. ADR	195,488

Japan — 3.61%
300	SMC Corp.	65,687
1,900	Toyota Motor Corp.	111,241

		176,928

Netherlands — 1.31%
731	ASML Holding NV	64,257

South Africa — 3.05%
1,193	Naspers Ltd., N Shares	149,515

Switzerland — 3.49%
646	Roche Holding AG	171,495

Taiwan — 3.26%
7,700	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	159,775

United Kingdom — 5.99%
50,295	Lloyds Banking Group Plc	57,259
1,997	Shire Plc	136,518
7,782	St. James’s Place Plc	100,155

		293,932

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

September 30, 2015 (Unaudited)

Shares		Value
United States — 54.86%
400	Amazon.com, Inc.*	$204,756
1,000	Amgen, Inc.	138,320
5,000	Blackstone Group LP (The) - MLP	158,350
1,800	Citigroup, Inc.	89,298
1,900	Danaher Corp.	161,899
1,400	EOG Resources, Inc.	101,920
2,100	Estee Lauder Cos., Inc. (The), Class A	169,428
2,900	First Republic Bank	182,033
300	Google, Inc., Class A*	191,511
900	Incyte Corp.*	99,297
1,600	International Flavors & Fragrances, Inc.	165,216
1,800	Intuit, Inc.	159,750
2,600	Invesco Ltd.	81,198
5,000	ITC Holdings Corp.	166,700
1,100	Kansas City Southern	99,968
900	LyondellBasell Industries NV, Class A	75,024
1,100	Occidental Petroleum Corp.	72,765
2,800	TJX Cos., Inc. (The)	199,976
1,500	UnitedHealth Group, Inc.	174,015

		2,691,424

Total Common Stocks		4,886,107

(Cost $5,048,946)
Investment Company — 1.34%
65,466	Dreyfus Cash Management, Institutional Shares	65,466

Total Investment Company		65,466

(Cost $65,466)

Total Investments (Cost $5,114,412)(a) — 100.93%		$4,951,573

Liabilities in excess of other assets — (0.93)%		(45,504)

NET ASSETS — 100.00%		$4,906,069

*	Non-income producing security.
(a)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

MLP - Master Limited Partnership

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

September 30, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	19.58%
Health Care	14.67%
Consumer Discretionary	13.55%
Industrials	13.53%
Information Technology	11.73%
Consumer Staples	9.70%
Energy	6.71%
Materials	4.90%
Utilities	3.40%
Telecom Services	1.82%
Other*	0.41%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

September 30, 2015 (Unaudited)

Shares	Value

Common Stocks — 99.79%
Australia — 3.00%
30,941	Oil Search Ltd.	$157,101

Belgium — 4.20%
2,068	Anheuser-Busch InBev NV	219,944

Canada — 3.88%
5,470	Enbridge, Inc.	203,101

France — 10.15%
823	Air Liquide SA	97,569
2,095	Pernod Ricard SA	211,530
2,957	Safran SA	222,343

		531,442

Germany — 9.07%
609	Continental AG	130,074
7,285	Deutsche Post AG	201,817
2,675	Drillisch AG	142,572

		474,463

Hong Kong — 3.32%
33,400	AIA Group Ltd.	173,705

India — 4.32%
3,700	HDFC Bank Ltd. ADR	226,033

Japan — 16.98%
9,500	Astellas Pharma, Inc.	122,969
5,000	Kubota Corp	68,812
1,800	Nidec Corp.	123,779
2,000	Oriental Land Co. Ltd	111,686
5,400	Santen Pharmaceutical Co. Ltd.	72,498
700	SMC Corp.	153,271
2,200	Sumitomo Mitsui Financial Group, Inc.	83,425
2,600	Toyota Motor Corp.	152,225

		888,665

Netherlands — 3.21%
1,000	AKZO Nobel NV	65,040
1,173	ASML Holding NV	103,111

		168,151

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

September 30, 2015 (Unaudited)

Shares	Value

South Africa — 3.93%
1,640	Naspers Ltd., N Shares	$ 205,537

Spain — 1.73%
23,504	CaixaBank SA	90,708

Sweden — 2.25%
4,201	Svenska Cellulosa AB SCA, Series B	117,553

Switzerland — 12.07%
365	Partners Group Holding AG	123,713
817	Roche Holding AG	216,890
184	Syngenta AG	58,956
2,088	Temenos Group AG*	85,734
7,935	UBS Group AG*	146,703

		631,996

Taiwan — 4.32%
10,900	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	226,175

United Kingdom — 17.36%
7,562	Admiral Group Plc	171,988
2,107	Liberty Global Plc, Series A*	90,475
131,277	Lloyds Banking Group Plc	149,453
0	Royal Dutch Shell Plc	7
3,883	Royal Dutch Shell Plc, B Shares	91,807
2,696	Shire Plc	184,303
11,935	St. James’s Place Plc	153,605
3,221	WPP Plc	67,058

		908,696

Total Common Stocks		5,223,270

(Cost $5,585,019)

Investment Company — 0.78%
41,142	Dreyfus Cash Management, Institutional Shares	41,142

Total Investment Company		41,142

(Cost $41,142)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

September 30, 2015 (Unaudited)

Value

Total Investments (Cost $5,626,161)(a) — 100.57%	$5,264,412

Liabilities in excess of other assets — (0.57)%	(29,975)

NET ASSETS — 100.00%	$5,234,437

*	Non-income producing security.
(a)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	25.20%
Industrials	14.71%
Consumer Discretionary	14.46%
Health Care	11.40%
Consumer Staples	10.49%
Energy	8.64%
Information Technology	7.93%
Materials	4.23%
Telecom Services	2.73%
Other*	0.21%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2015 (Unaudited)

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund	Global Opportunities Fund	International Opportunities Fund
Assets:
Investments, at value (cost $10,538,844, $4,896,881, $5,114,412 and $5,626,161, respectively)	$9,835,232	$4,399,113	$4,951,573	$5,264,412
Foreign currency, at value (cost $0, $2,625, $573 and $3,347, respectively)	—	2,653	571	3,364
Interest and dividends receivable	14,817	2,849	6,760	18,659
Receivable from advisor	9,441	7,629	10,271	11,126
Receivable for Fund shares sold	4,100	—	—	—
Receivable for investments sold	76,662	1,692	—	—
Prepaid expenses	15,201	14,911	10,238	10,478

Total Assets	9,955,453	4,428,847	4,979,413	5,308,039

Liabilities:
Cash overdraft	—	3,874	—	—
Foreign withholding tax payable	26	58	—	—
Payable for investments purchased	526,140	1,831	—	—
Accrued expenses and other payables:
Accounting fees	6,999	6,970	6,973	6,976
Distribution fees	2,347	1,670	—	—
Custodian fees	—	—	2,719	2,745
Shareholder reports	2,248	4,300	958	672
Audit fees	12,714	12,714	17,584	17,584
Transfer agent fees	1,166	1,233	1,125	1,093
Offering costs	—	—	37,535	37,535
Other	2,462	8,473	6,450	6,997

Total Liabilities	554,102	41,123	73,344	73,602

Net Assets	$9,401,351	$4,387,724	$4,906,069	$5,234,437

Net Assets Consist Of:
Capital	$9,911,375	$4,863,257	$5,031,774	$5,642,445
Undistributed net investment income	52,757	69,774	33,368	75,198
Accumulated net realized gains (losses) from investment and foreign currency transactions	141,631	(47,564)	3,736	(121,352)
Net unrealized depreciation on investments and foreign currency transactions	(704,412)	(497,743)	(162,809)	(361,854)

Net Assets	$9,401,351	$4,387,724	$4,906,069	$5,234,437

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2015 (Unaudited)

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund	Global Opportunities Fund	International Opportunities Fund
Net Assets:
Class A	$3,414,126	$2,185,734	N/A	N/A
Class I	5,987,225	2,201,990	$4,906,069	$5,234,437

Total	$9,401,351	$4,387,724	$4,906,069	$5,234,437

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	356,527	244,875	N/A	N/A
Class I	623,172	246,276	504,822	563,644

Total	979,699	491,151	504,822	563,644

Net Asset Values and Redemption Prices Per Share:
Class A (a)	$9.58	$8.93	N/A	N/A

Class I	$9.61	$8.94	$9.72	$9.29

Maximum Offering Prices Per Share:
Class A	$10.16	$9.47	N/A	N/A

Maximum Sales Charge - Class A	5.75%	5.75%	N/A	N/A

(a) For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Period Ended September 30, 2015 (Unaudited)

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund	Global Opportunities Fund	International Opportunities Fund
Investment Income:
Dividend income	$111,439	$118,753	$47,409	$92,632
Foreign tax withholding	(13,254)	(9,645)	(3,118)	(8,223)

Total Investment Income	98,185	109,108	44,291	84,409

Expenses:
Investment advisory fees	36,848	32,097	22,150	22,344
Distribution fees - Class A	3,839	3,202	—	—
Accounting fees	21,694	21,628	21,630	21,640
Audit fees	16,259	16,259	16,457	16,456
Legal fees	5,642	6,948	3,921	3,920
Custodian fees	7,995	4,116	1,207	2,627
Insurance fees	2,782	2,782	1,073	1,073
Trustees’ fees	74	65	33	33
Transfer agent fees - Class A	1,809	1,848	—	—
Transfer agent fees - Class I	2,067	1,797	2,316	2,308
Shareholder reports	4,470	4,759	3,751	3,753
Registration and filing fees	10,943	10,919	8,167	8,168
Offering costs	—	—	25,093	25,056
Other fees	10,514	10,615	4,166	7,341

Total expenses before fee waiver/reimbursement	124,936	117,035	109,964	114,719

Expenses waived/reimbursed by:
Advisor	(80,890)	(72,749)	(82,602)	(86,789)

Net Expenses	44,046	44,286	27,362	27,930

Net Investment Income	54,139	64,822	16,929	56,479

Realized/Unrealized Gains (Losses):
Net realized gains (losses) on:
Investment transactions	43,634	(81,843)	15,730	(107,985)
Foreign currency transactions	(3,980)	(4,585)	(3,819)	(7,939)

Net realized gains (losses)	39,654	(86,428)	11,911	(115,924)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,223,835)	(788,155)	(323,099)	(471,352)
Foreign currency transactions	56	1,544	45	39

Net unrealized losses	(1,223,779)	(786,611)	(323,054)	(471,313)

Change in net assets resulting from operations	$(1,129,986)	$(808,217)	$(294,214)	$(530,758)

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Emerging Markets Equity Fund
	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015
	(Unaudited)

From Investment Activities:
Operations:
Net investment income	$54,139	$44,178
Net realized gains from investments and foreign currency transactions	39,654	200,633
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,223,779)	369,171

Change in net assets resulting from operations	(1,129,986)	613,982

Distributions to Class A Shareholders:
From net investment income	—	(54,630)
From net realized gains from investment transactions	—	(27,392)
Distributions to Class I Shareholders:
From net investment income	—	(63,092)
From net realized gains from investment transactions	—	(30,012)

Change in net assets resulting from shareholder distributions	—	(175,126)

Capital Transactions:
Proceeds from shares issued	4,290,142	1,151,428
Distributions reinvested	—	175,126
Cost of shares redeemed	(625,177)	(10)

Change in net assets resulting from capital transactions	3,664,965	1,326,544

Net increase in net assets	2,534,979	1,765,400
Net Assets:
Beginning of period	6,866,372	5,100,972

End of period	$9,401,351	$6,866,372

Undistributed (Distributions in excess of) net investment income	$52,757	$(1,382)

Share Transactions:
Issued	414,823	107,153
Reinvested	—	16,936
Redeemed	(59,212)	(1)

Change in shares resulting from capital transactions	355,611	124,088

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Emerging Markets Small Cap Equity Fund
	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$64,822	$23,744
Net realized gains (losses) from investments and foreign currency transactions	(86,428)	127,605
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(786,611)	97,156

Change in net assets resulting from operations	(808,217)	248,505

Distributions to Class A Shareholders:
From net investment income	—	(49,928)
From net realized gains from investment transactions	—	(37,490)
Distributions to Class I Shareholders:
From net investment income	—	(56,725)
From net realized gains from investment transactions	—	(37,270)

Change in net assets resulting from shareholder distributions	—	(181,413)

Capital Transactions:
Proceeds from shares issued	6,950	30,762
Distributions reinvested	—	181,413
Cost of shares redeemed	(253,884)	(21,873)

Change in net assets resulting from capital transactions	(246,934)	190,302

Net increase (decrease) in net assets	(1,055,151)	257,394
Net Assets:
Beginning of period	5,442,875	5,185,481

End of period	$4,387,724	$5,442,875

Undistributed net investment income	$69,774	$4,952

Share Transactions:
Issued	680	2,846
Reinvested	—	17,980
Redeemed	(28,329)	(2,026)

Change in shares resulting from capital transactions	(27,649)	18,800

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Global Opportunities Fund
	For the Period Ended September 30, 2015	For the Period Ended March 31, 2015(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$16,929	$3,160
Net realized gains (losses) from investments and foreign currency transactions	11,911	(8,872)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(323,054)	160,245

Change in net assets resulting from operations	(294,214)	154,533

Distributions to Class I Shareholders:
From net investment income	—	(1,445)
From net realized gains from investment transactions	—	—

Change in net assets resulting from shareholder distributions	—	(1,445)

Capital Transactions:
Proceeds from shares issued	45,250	5,000,500
Distributions reinvested	—	1,445
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	45,250	5,001,945

Net increase (decrease) in net assets	(248,964)	5,155,033
Net Assets:
Beginning of period	5,155,033	—

End of period	$4,906,069	$5,155,033

Undistributed net investment income	$33,368	$16,439

Share Transactions:
Issued	4,621	500,051
Reinvested	—	150
Redeemed	—	—

Change in shares resulting from capital transactions	4,621	500,201

(a) For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	International Opportunities Fund
	For the Period Ended September 30, 2015	For the Period Ended March 31, 2015(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$56,479	$9,637
Net realized losses from investments and foreign currency transactions	(115,924)	(10,738)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(471,313)	109,459

Change in net assets resulting from operations	(530,758)	108,358

Distributions to Class I Shareholders:
From net investment income	—	(1,025)
From net realized gains from investment transactions	—	—

Change in net assets resulting from shareholder distributions	—	(1,025)

Capital Transactions:
Proceeds from shares issued	457,602	5,200,000
Distributions reinvested	—	1,025
Cost of shares redeemed	(765)	—

Change in net assets resulting from capital transactions	456,837	5,201,025

Net increase (decrease) in net assets	(73,921)	5,308,358
Net Assets:
Beginning of period	5,308,358	—

End of period	$5,234,437	$5,308,358

Undistributed net investment income	$75,198	$18,719

Share Transactions:
Issued	43,848	519,763
Reinvested	—	107
Redeemed	(74)	—

Change in shares resulting from capital transactions	43,774	519,870

(a) For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.99	$10.20	$10.00
Net investment income(b)	0.07	0.07	—
Realized and unrealized gains/(losses)	(1.48)	1.05	0.20
Total from investment activities	(1.41)	1.12	0.20
Distributions:
Net investment income	—	(0.22)	—
Realized gains	—	(0.11)	—
Total distributions	—	(0.33)	—
Net asset value, end of period	$ 9.58	$10.99	$10.20

Total Return:*(c)	(12.92)%(d)	11.17%	2.00%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.30%(e)(f)	1.45%	1.45%(f)
Ratio of Net Investment Income to Average Net Assets	1.26%(f)	0.64%	0.04%(f)
Ratio of Expenses to Average Net Assets**	3.39%(f)	4.96%	8.77%(f)

Net assets, end of period (in thousands)	$3,414	$2,849	$2,550
Portfolio turnover***	14%	37%	11%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.98% of average daily net assets of Class A. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2015.
(f)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$11.01	$10.21	$10.00
Net investment income(b)	0.08	0.09	0.01
Realized and unrealized gains/(losses)	(1.48)	1.05	0.20
Total from investment activities	(1.40)	1.14	0.21
Distributions:
Net investment income	—	(0.23)	—
Realized gains	—	(0.11)	—
Total distributions	—	(0.34)	—
Net asset value, end of period	$ 9.61	$11.01	$10.21

Total Return:(c)	(12.72)%(d)	11.38%	2.10%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.02%(e)(f)	1.20%	1.20%(f)
Ratio of Net Investment Income to Average Net Assets	1.48%(f)	0.87%	0.29%(f)
Ratio of Expenses to Average Net Assets*	3.10%(f)	4.65%	8.52%(f)

Net assets, end of period (in thousands)	$5,987	$4,017	$2,551
Portfolio turnover**	14%	37%	11%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.73% of average daily net assets of Class I. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2015.
(f)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.49	$10.37	$10.00
Net investment income(b)	0.12	0.03	0.04
Realized and unrealized gains/(losses)	(1.68)	0.44	0.33
Total from investment activities	(1.56)	0.47	0.37
Distributions:
Net investment income	—	(0.20)	—
Realized gains	—	(0.15)	—
Total distributions	—	(0.35)	—
Net asset value, end of period	$ 8.93	$10.49	$10.37

Total Return:*(c)	(14.87)%(d)	4.64%	3.70%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.85%(e)	1.85%	1.85%(e)
Ratio of Net Investment Income to Average Net Assets	2.39%(e)	0.31%	1.49%(e)
Ratio of Expenses to Average Net Assets**	4.67%(e)	5.58%	8.96%(e)

Net assets, end of period (in thousands)	$2,186	$2,719	$2,592
Portfolio turnover***	19%	32%	19%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.49	$10.37	$10.00
Net investment income(b)	0.13	0.06	0.05
Realized and unrealized gains/(losses)	(1.68)	0.44	0.32
Total from investment activities	(1.55)	0.50	0.37
Distributions:
Net investment income	—	(0.23)	—
Realized gains	—	(0.15)	—
Total distributions	—	(0.38)	—
Net asset value, end of period	$ 8.94	$10.49	$10.37

Total Return:(c)	(14.78)%(d)	4.93%	3.70%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.60%(e)	1.60%	1.60%(e)
Ratio of Net Investment Income to Average Net Assets	2.64%(e)	0.56%	1.74%(e)
Ratio of Expenses to Average Net Assets*	4.42%(e)	5.32%	8.71%(e)

Net assets, end of period (in thousands)	$2,202	$2,724	$2,594
Portfolio turnover**	19%	32%	19%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the period indicated)

	For the Period Ended September 30, 2015	For the Period Ended March 31, 2015(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.31	$10.00
Net investment income(b)	0.03	0.01
Realized and unrealized gains/(losses)	(0.62)	0.30
Total from investment activities	(0.59)	0.31
Distributions:
Net investment income	—	0.00(c)
Realized gains	—	—
Total distributions	—	0.00(c)
Net asset value, end of period	$ 9.72	$10.31

Total Return:(d)(e)	(5.72)%	3.13%

Ratios to Average Net Assets:(f)
Ratio of Net Expenses to Average Net Assets	1.05%	1.05%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.19%
Ratio of Expenses to Average Net Assets*	3.32%	3.46%

Net assets, end of period (in thousands)	$4,906	$5,155
Portfolio turnover**	15%	11%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Not Annualized.
(e)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(f)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the period indicated)

	For the Period Ended September 30, 2015	For the Period Ended March 31, 2015(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.21	$10.00
Net investment income(b)	0.10	0.02
Realized and unrealized gains/(losses)	(1.02)	0.19
Total from investment activities	(0.92)	0.21
Distributions:
Net investment income	—	0.00(c)
Realized gains	—	—
Total distributions	—	0.00(c)
Net asset value, end of period	$ 9.29	$10.21

Total Return:(d)(e)	(9.01)%	2.12%

Ratios to Average Net Assets:(f)
Ratio of Net Expenses to Average Net Assets	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	2.02%	0.59%
Ratio of Expenses to Average Net Assets*	3.27%	3.50%

Net assets, end of period (in thousands)	$5,234	$5,308
Portfolio turnover**	21%	8%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Not Annualized.
(e)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(f)	Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. This report includes the following four investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund offer two share classes: Class A and Class I shares. Global Opportunities Fund and International Opportunities Fund offer Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies:

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will be generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is

NOTES TO FINANCIAL STATEMENTS

intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

●  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2015 is as follows:

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Emerging Markets Equity Fund
Investments in Securities
Common Stocks:
Brazil	$ 530,648	$ —	$ —	$ 530,648
Chile	230,412	—	—	230,412
China	256,850	1,900,989	—	2,157,839
India	1,250,443	—	—	1,250,443
Indonesia	—	267,315	—	267,315
Jordan	—	135,446	—	135,446
Korea	—	490,281	—	490,281

NOTES TO FINANCIAL STATEMENTS

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks: (continued)
Malaysia	$—	$345,528	$—	$345,528
Mexico	259,212	—	—	259,212
Nigeria	—	78,086	—	78,086
Peru	210,486	—	—	210,486
Philippines	—	357,030	—	357,030
Poland	—	113,074	—	113,074
Russia	135,030	—	—	135,030
South Africa	—	907,531	—	907,531
Taiwan	408,775	546,764	—	955,539
Thailand	—	123,207	—	123,207
Turkey	—	163,267	—	163,267
United Arab Emirates	—	116,640	—	116,640

Total Common Stocks	3,281,856	5,545,158	—	8,827,014

Equity Linked Securities
India	—	58,549	—	58,549
Preferred Stock
Korea	—	458,608	—	458,608
Investment Company	491,061	—	—	491,061

Total Investments	$3,772,917	$6,062,315	$—	$9,835,232

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Emerging Markets Small Cap Equity Fund
Investments in Securities
Common Stocks:
Botswana	$—	$32,247	$—	$32,247
Brazil	154,875	36,395	—	191,270
Chile	235,343	—	—	235,343
China	307,869	483,960	—	791,829
Egypt	83,777	—	—	83,777
Indonesia	—	160,342	—	160,342
Korea	—	175,668	—	175,668
Malaysia	—	149,723	—	149,723
Mexico	138,520	—	—	138,520
Nigeria	—	24,655	—	24,655
Peru	20,644	—	—	20,644
Philippines	—	205,420	—	205,420
South Africa	—	371,969	—	371,969
South Korea	—	44,613	—	44,613
Taiwan	—	560,081	—	560,081
Thailand	—	419,136	—	419,136

Total Common Stocks	941,028	2,664,209	—	3,605,237

NOTES TO FINANCIAL STATEMENTS

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity Linked Securities
India	$—	$356,888	$—	$356,888
United Arab Emirates	—	119,687	—	119,687
Exchange Traded Funds
India	211,500	—	—	211,500
Preferred Stock
Korea	—	103,864	—	103,864
Philippines	—	—	124	124
Convertible Bonds
Oman	—	—	1,813	1,813

Total Investments	$1,152,528	$3,244,648	$1,937	$4,399,113

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Global Opportunities Fund
Investments in Securities
Common Stocks:
Belgium	$—	$153,046	$—	$153,046
Canada	154,312	—	—	154,312
France	—	323,130	—	323,130
Germany	—	256,071	—	256,071
Hong Kong	—	96,734	—	96,734
India	195,488	—	—	195,488
Japan	—	176,928	—	176,928
Netherlands	—	64,257	—	64,257
South Africa	—	149,515	—	149,515
Switzerland	—	171,495	—	171,495
Taiwan	159,775	—	—	159,775
United Kingdom	—	293,932	—	293,932
United States	2,691,424	—	—	2,691,424

Total Common Stocks	3,200,999	1,685,108	—	4,886,107

Investment Company	65,466	—	—	65,466

Total Investments	$3,266,465	$1,685,108	$—	$4,951,573

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
International Opportunities Fund
Investments in Securities
Common Stocks:
Australia	$—	$157,101	$—	$157,101
Belgium	—	219,944	—	219,944
Canada	203,101	—	—	203,101
France	—	531,442	—	531,442
Germany	—	474,463	—	474,463
Hong Kong	—	173,705	—	173,705
India	226,033	—	—	226,033
Japan	—	888,665	—	888,665
Netherlands	—	168,151	—	168,151
South Africa	—	205,537	—	205,537
Spain	—	90,708	—	90,708
Sweden	—	117,553	—	117,553

NOTES TO FINANCIAL STATEMENTS

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks: (continued)
Switzerland	$—	$631,996	$—	$631,996
Taiwan	226,175	—	—	226,175
United Kingdom	90,475	818,221	—	908,696

Total Common Stocks	745,784	4,477,486	—	5,223,270

Investment Company	41,142	—	—	41,142

Total Investments	$786,926	$4,477,486	$—	$5,264,412

The Funds did not have any liabilities that were measured at fair value on a recurring basis at September 30, 2015.

During the period ended September 30, 2015, the Funds, except Emerging Markets Small Cap Equity Fund, recognized no transfers to/from Level 1 or Level 2. For the Emerging Markets Small Cap Equity Fund, transfers to Level 2 from Level 1 in the amount of $41,970 were due to the absence of an active trading market for the securities on September 30, 2015. Emerging Markets Small Cap Equity Fund securities were transferred from Level 2 to Level 1 in the amount of $21,465 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Emerging
	Emerging	Markets
	Markets	Small Cap
	Equity	Equity
	Fund	Fund
	Preferred	Preferred		Convertible
	Stock	Stock		Bonds
	(China)	(Philippines)		(Oman)
Balance as of 3/31/15 (value)	$25,761	$130		$1,813
Purchases	—	—		—
Sales (Paydowns)	(25,761)	—		—
Realized gain (loss)	—	—		—
Change in unrealized appreciation (depreciation)	—	(6	)*	—

Balance as of 9/30/15 (value)	$—	$124		$1,813

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at September 30, 2015.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

NOTES TO FINANCIAL STATEMENTS

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no repurchase agreements held at September 30, 2015.

Offering Costs:

Upon commencement of operations, offering costs associated with the establishment of the Funds were incurred by the Funds. Offering costs are amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statements of Operations. Unamortized offering costs are included in prepaid expenses on the Statements of Assets and Liabilities.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be

NOTES TO FINANCIAL STATEMENTS

permanent (e.g., foreign currency transactions and non deductible expenses), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Markets Equity Fund	0.95%
Emerging Markets Small Cap Equity Fund	1.25%
Global Opportunities Fund	0.85%
International Opportunities Fund	0.80%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Class A and Class I shares of each Fund to the following levels:

	Class A	Class I
	Annual Rate	Annual Rate
Emerging Markets Equity Fund	0.98%*	0.73%*
Emerging Markets Small Cap Equity Fund	1.85%	1.60%
Global Opportunities Fund	N/A	1.05%
International Opportunities Fund	N/A	1.00%

*	Prior to August 3, 2015, the annual rate for Emerging Market’s Equity Fund under the expense limitation agreement was 1.20% for Class I and 1.30% for Class A.

This expense limitation agreement is in place until July 31, 2017 (October 31, 2017 for Emerging Markets Equity Fund). Each Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At September 30, 2015, the amounts subject to possible recoupment under the expense limitation agreement are $379,935, $371,202, $153,421 and $159,354 for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund, respectively.

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment. There were no voluntary waivers for the period ended September 30, 2015.

The Funds are sub-advised by RBC GAM (UK), which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $41,500 ($46,000 effective October 1, 2015). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 ($6,000 effective October 1, 2015) for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

In conjunction with the launch of each of the Funds, the Advisor invested seed capital to provide the Fund with each of the Fund’s initial investment assets. The table below shows, as of September 30, 2015, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

		Shares held
	Net Assets	by Advisor	% of Fund
Emerging Markets Equity Fund	$9,401,351	490,039	50.0%
Emerging Markets Small Cap Equity Fund	4,387,724	489,964	99.8%
Global Opportunities Fund	4,906,069	500,150	99.1%
International Opportunities Fund	5,234,437	500,107	88.7%

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.25%.

Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2015, there were no fees waived by the Distributor.

For the period ended September 30, 2015, the Distributor received commissions of $7,178 from front-end sales charges of Class A shares of the Funds, of which $1,696 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended September 30, 2015.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended September 30, 2015 were as follows:

	Purchases	Sales
Emerging Markets Equity Fund	$4,959,386	$1,078,445
Emerging Markets Small Cap Equity Fund	967,647	1,061,791
Global Opportunities Fund	890,635	784,410
International Opportunities Fund	1,652,330	1,129,536

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

			Emerging
	Emerging		Markets
	Markets		Small Cap
	Equity		Equity
	Fund		Fund
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2015	2015	2015	2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,108,452	$14,768	$—	$25,406
Distributions reinvested	—	82,022	—	87,418
Cost of shares redeemed	(125,000)	(10)	(128,884)	(19,020)

Change in Class A	$983,452	$96,780	$(128,884)	$93,804

Class I
Proceeds from shares issued	$3,181,690	$1,136,660	$6,950	$5,356
Distributions reinvested	—	93,104	—	93,995
Cost of shares redeemed	(500,177)	—	(125,000)	(2,853)

Change in Class I	$2,681,513	$1,229,764	$(118,050)	$96,498

Change in net assets resulting from capital transactions	$3,664,965	$1,326,544	$(246,934)	$190,302

SHARE TRANSACTIONS:
Class A
Issued	110,287	1,376	—	2,341
Reinvested	—	7,940	—	8,664
Redeemed	(13,075)	(1)	(14,363)	(1,767)

Change in Class A	97,212	9,315	(14,363)	9,238

Class I
Issued	304,536	105,777	680	505
Reinvested	—	8,996	—	9,316
Redeemed	(46,137)	—	(13,966)	(259)

Change in Class I	258,399	114,773	(13,286)	9,562

Change in shares resulting from capital transactions	355,611	124,088	(27,649)	18,800

NOTES TO FINANCIAL STATEMENTS

	Global		International
	Opportunities		Opportunities
	Fund		Fund
	For the	For the	For the	For the
	Period Ended	Period Ended	Period Ended	Period Ended
	September 30,	March 31,	September 30,	March 31,
	2015	2015(a)	2015	2015(a)
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$45,250	$5,000,500	$457,602	$5,200,000
Distributions reinvested	—	1,445	—	1,025
Cost of shares redeemed	—	—	(765)	—

Change in Class I	$45,250	$5,001,945	$456,837	$5,201,025

Change in net assets resulting from capital transactions	$45,250	$5,001,945	$456,837	$5,201,025

SHARE TRANSACTIONS:
Class I
Issued	4,621	500,051	43,848	519,763
Reinvested	—	150	—	107
Redeemed	—	—	(74)	—

Change in Class I	4,621	500,201	43,774	519,870

Change in shares resulting from capital transactions	4,621	500,201	43,774	519,870

(a) For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax years ended March 31 of the years 2014 and 2015 for Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund, and the period ended March 31, 2015 for Global Opportunities Fund and International Opportunities Fund), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
	Securities	Appreciation	Depreciation	(Depreciation)
Emerging Markets Equity Fund	$10,566,150	$456,348	$(1,187,266)	$(730,918)
Emerging Markets Small Cap Equity Fund	4,897,906	495,949	(994,742)	(498,793)
Global Opportunities Fund	5,116,128	296,188	(460,743)	(164,555)
International Opportunities Fund	5,626,161	180,543	(542,292)	(361,749)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the year ended March 31, 2015 were as follows:

	Distributions Paid From
		Total
	Ordinary	Distributions
	Income	Paid
Emerging Markets Equity Fund	$175,126	$175,126
Emerging Markets Small Cap Equity Fund	181,413	181,413
Global Opportunities Fund	1,445	1,445
International Opportunities Fund	1,025	1,025

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end and will be included in the annual report dated March 31, 2016.

As of March 31, 2015, the Global Opportunities Fund and International Opportunities Fund had a short-term capital loss carryforward of $8,090 and $3,845, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Equity Fund deferred a qualified late-year ordinary loss of $1,382 which will be treated as arising on the first business day of the year ended March 31, 2016.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, and may also limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in certain situations, such as where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the period ended September 30, 2015, there were no redemption fees collected by the Funds.

9. Soft Dollars:

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of September 30, 2015, the Funds used soft dollar arrangements on a limited basis. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Subsequent Events:

Fund Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The Emerging Markets Equity and Emerging Markets Small Cap Equity Funds offer two share classes. These two share classes are the A and I classes. The Global Opportunities Fund and International Opportunities Fund only offer Class I shares.

Class A

Class A shares of all Funds are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		4/1/15	9/30/15	4/1/15-9/30/15	4/1/15-9/30/15
Emerging Markets Equity Fund	Class A	$1,000.00	$870.80	$6.08	1.30%
	Class I	1,000.00	872.80	4.82	1.03%

Emerging Markets Small Cap Equity Fund	Class A	1,000.00	851.30	8.56	1.85%
	Class I	1,000.00	852.20	7.41	1.60%

Global Opportunities Fund	Class I	1,000.00	942.80	5.10	1.05%

International Opportunities Fund	Class I	1,000.00	909.90	4.77	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		4/1/15	9/30/15	4/1/15-9/30/15	4/1/15-9/30/15
Emerging Markets Equity Fund	Class A	$1,000.00	$1,018.50	$6.56	1.30%
	Class I	1,000.00	1,019.85	5.20	1.03%

Emerging Markets Small Cap Equity Fund	Class A	1,000.00	1,015.75	9.32	1.85%
	Class I	1,000.00	1,017.00	8.07	1.60%

Global Opportunities Fund	Class I	1,000.00	1,019.75	5.30	1.05%

International Opportunities Fund	Class I	1,000.00	1,020.00	5.05	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2015, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor and Sub-Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as fund peer group comparative information requested by the Board. The Trustees noted that for the one-year period ended June 30, 2015, the RBC Emerging Markets Equity Fund significantly outperformed its benchmark and the RBC Emerging Markets Small Cap Equity Fund performed in line with its benchmark.

The Trustees reviewed the Funds’ expense structure and advisory fees, including information regarding other client accounts advised or sub-advised by the Sub-Advisor with investment objectives similar to those of the Funds, including advisory fees paid and the reasons for the differences in fees. The Trustees considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees also took note of the RBC Emerging Markets Equity Fund’s inclusion in the RBC Cornerstone Investor Program, launched in August 2015, which increased the contractual fee waiver for the Fund while also offering enhanced client service for investments of at least $10 million in the Fund. No contractual advisory fee breakpoints were established, however, the Advisor and Trustees determined to evaluate fee and expense levels and breakpoints going forward as profitability and economies of scale information for the Funds is developed over time. The Trustees evaluated profitability data for the Advisor and Sub-Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollars and other fall-out benefits as well as the Advisor’s role as co-administrator of the Funds and the fees paid by the Funds for such services.

In considering the nature and quality of services provided by the Sub-Advisor to the Funds, the Trustees considered the Sub-Advisor’s investment strategy and demonstrated capabilities with respect to fundamental analysis, as well as geographic expertise, in international equity investing. The Trustees also considered the qualifications and experience of the Sub-Advisor’s staff as well as its operational and compliance structure and systems, and the Advisor’s expertise in coordinating and overseeing the investment management and related operations of the Funds. The Trustees expressed confidence in the investment teams of the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Based upon their review, the Trustees concluded that the Funds’ advisory and sub-advisory fees payable to the Advisor and Sub-Advisor, respectively, were fair and reasonable in light of: the nature and quality of the services provided; the fees charged on other comparable funds sub-advised by the Sub-Advisor; the complex nature of the jurisdictions where the underlying investments originate, which span a number of emerging market countries; the value of the Funds to investors; and the size of the accounts. The Trustees determined that the fees were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2015.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC, an affiliate of U.S. Bancorp Fund Services, LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EM SAR 09-15

	RBC Funds

About Your Semi Annual Report	This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

Table of Contents
	Portfolio Managers	1
	Performance Summary (Unaudited)	2
	Fund Statistics (Unaudited)
	- RBC Short Duration Fixed Income Fund	3
	- RBC Ultra-Short Fixed Income Fund	4
	Schedules of Portfolio Investments (Unaudited)	5
	Financial Statements (Unaudited)
	- Statements of Assets and Liabilities	15
	- Statements of Operations	17
	- Statements of Changes in Net Assets	18
	Financial Highlights (Unaudited)	20
	Notes to Financial Statements (Unaudited)	24
	Share Class Information (Unaudited)	34
	Supplemental Information (Unaudited)	35
	Approval of Investment Advisory Agreement (Unaudited)	36

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Brandon T. Swensen, CFA

Vice-President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and several cash management and core solutions. Brandon joined RBC GAM (US) in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

1

	PERFORMANCE SUMMARY

	Average Annual Total Returns as of September 30, 2015 (Unaudited)

		1 Year	Since Inception(a)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)

	RBC Short Duration Fixed Income Fund - At Net Asset Value
	Class F	1.33%	1.74%	0.45%	2.07%
	Class I	1.33%	2.44%	0.35%	1.68%

	BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index (b)	1.16%	1.03%

	RBC Ultra-Short Fixed Income Fund - At Net Asset Value
	Class F	0.83%	1.31%	0.40%	3.04%
	Class I	0.91%	1.47%	0.30%	1.65%

	BofA Merrill Lynch 1-Year U.S. Treasury Bill Index (b)	0.36%	0.32%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us. Please see footnotes below.

	The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index is an unmanaged index that tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market with a remaining term to final maturity less than 3 years, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities.

	The BofA Merrill Lynch 1-Year U.S. Treasury Bill Index is an unmanaged index tracking U.S. government securities with 1 year remaining to maturity.

(1) The Funds’ expenses reflect the most recent fiscal year end (March 31, 2015).

(2) The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2017.

(a) The inception date (commencement date) is March 3, 2014 for Class F shares and December 30, 2013 for Class I shares.

(b) Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

2

FUND STATISTICS (UNAUDITED)

RBC Short Duration Fixed Income Fund
Current income and capital appreciation.				Investment Objective
BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index				Benchmark
				Asset Allocation (as of 9/30/15) (% of fund’s investments)

Ford Motor Credit Co. LLC, 8.00%, 12/15/16	2.25%	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21	2.12%	Top Ten Holdings (excluding investment companies) (as of 9/30/15) (% of fund’s net assets)
PNC Funding Corp., 5.63%, 2/1/17	2.20%	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	2.11%
Citigroup, Inc., 5.50%, 2/15/17	2.20%	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20	2.10%
Bank of America, N.A., 5.30%, 3/15/17	2.20%	Zimmer Holdings, Inc., 2.70%, 4/1/20	2.10%
Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	2.16%
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	2.12%

*A listing of all portfolio holdings can be found beginning on page 5.
				Growth of $10,000 Initial Investment Since Inception (12/30/13)

The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

				3

FUND STATISTICS (UNAUDITED)
RBC Ultra-Short Fixed Income Fund
Investment Objective	Current income and capital appreciation.
Benchmark	BofA Merrill Lynch 1 Year US Treasury Note Index
Asset Allocation (as of 9/30/15) (% of fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 9/30/15) (% of fund’s net assets)

JP Morgan Chase Bank, N.A., 5.88%, 6/13/16

Santander Drive Auto Receivables
    Trust, Series 2013-4, Class D,
    3.92%, 1/15/20

L-3 Communications Corp., 3.95%,
    11/15/16

Ecolab Inc., 3.00%, 12/8/16

Ford Motor Credit Co. LLC, 3.98%,

    6/15/16

AmeriCredit Automobile Receivables

    Trust, Series 2014-3, Class C,

    2.58%, 9/8/20

	1.50 1.49 1.49 1.48 1.47 1.47	% % % % % %

Verizon Communications Inc.,

    2.50%, 9/15/16

Macquarie Equipment Funding Trust,

    Series 2014-A, Class B, 1.99%,

    7/20/21

Santander Drive Auto Receivables

    Trust, Series 2013-3, Class D,

    2.42%, 4/15/19

Santander Drive Auto Receivables

    Trust, Series 2014-3, Class C,

    2.13%, 8/17/20

			1.47 1.46 1.46 1.46	% % % %.

*A listing of all portfolio holdings can be found beginning on page 10.
Growth of $10,000 Initial Investment Since Inception (12/30/13)
The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

September 30, 2015 (Unaudited)

Principal Amount	Value
Asset Backed Securities — 20.08%
$150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	$ 153,236
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,852
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	150,267
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	253,550
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	151,804
109,507	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 0.85%, 4/25/36(b)	106,688
250,000	GE Equipment Transportation LLC, Series 2013-1, Class C, 1.54%, 3/24/21	250,312
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	252,668
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	257,778
100,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.62%, 2/15/19	100,249
150,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	151,014
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	251,643
168,469	Structured Asset Securities Corp., Class 2005-NC1, Class M1, 0.66%, 2/25/35(b)	167,351

Total Asset Backed Securities		2,397,412

(Cost $2,388,975)

Collateralized Mortgage Obligations — 8.86%
46,640	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, 1.04%, 2/25/35(b)	46,332
146,367	BCAP LLC Trust, Series 2010-RR7, Class 12A6, 6.00%, 8/26/36(a)	151,252
146,838	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1, 0.48%, 12/25/35(a)(b)	143,105
29,007	Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2010-RS2, Class A3, 3.77%, 6/28/47(a)(b)	28,994
123,483	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.48%, 12/26/35(a)(b)	120,396
88,098	Nomura Asset Acceptance Corp Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.71%, 2/25/35(b)	88,200
143,579	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.50%, 8/26/35(a)(b)	143,737
40,485	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	40,228
115,029	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	113,847

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2015 (Unaudited)

Principal Amount	Value
$182,759	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	$ 182,272

Total Collateralized Mortgage Obligations		1,058,363

(Cost $1,067,870)

Corporate Bonds — 68.03%
Banks — 11.82%
250,000	Bank of America, N.A., 5.30%, 3/15/17	262,623
250,000	Citigroup, Inc., 5.50%, 2/15/17	263,203
200,000	ING Bank NV, 3.75%, 3/7/17(a)	206,514
200,000	Morgan Stanley, 6.25%, 8/28/17	217,024
250,000	PNC Funding Corp., 5.63%, 2/1/17	263,286
200,000	Wachovia Corp., 0.61%, 6/15/17(b)	199,343

		1,411,993

Consumer Discretionary — 12.28%
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	107,250
230,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20	251,244
250,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	268,719
100,000	Hewlett Packard Enterprise Co., 2.85%, 10/5/18(a)	99,872
100,000	Hyundai Capital America, 2.00%, 3/19/18(a)	99,571
123,000	L Brands, Inc., 6.90%, 7/15/17	132,840
100,000	Reynolds American Inc., 2.30%, 6/12/18	101,076
200,000	Southwest Airlines Co., 2.75%, 11/6/19	203,798
200,000	Tyson Foods, Inc., 2.65%, 8/15/19	201,508

		1,465,878

Consumer Non Cyclicals — 1.86%
125,000	Biogen Inc., 2.90%, 9/15/20	126,265
50,000	McGraw Hill Financial Inc., 2.50%, 8/15/18(a)	50,380
45,000	St. Jude Medical Inc., 2.80%, 9/15/20	45,261

		221,906

Finance - Diversified — 5.85%
200,000	American Tower Corp. REIT, 4.50%, 1/15/18	210,391
150,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	155,699
125,000	Regions Financial Corp., 2.25%, 9/14/18	125,500
200,000	Santander Holdings USA, Inc., 3.45%, 8/27/18	206,673

		698,263

Health Care — 4.20%
250,000	Actavis Funding SCS, 3.00%, 3/12/20	250,219
250,000	Zimmer Holdings, Inc., 2.70%, 4/1/20	250,915

		501,134

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2015 (Unaudited)

Principal Amount	Value
Industrials — 5.89%
$150,000	Case New Holland, Inc., 7.88%, 12/1/17	$ 158,250
65,000	Eaton Corp., 5.60%, 5/15/18	70,817
97,000	L-3 Communications Corp., 1.50%, 5/28/17	96,113
200,000	L-3 Communications Corp., 3.95%, 11/15/16	205,055
12,000	Owens Corning, 6.50%, 12/1/16	12,806
160,000	Pentair Finance SA, 2.90%, 9/15/18	160,519

		703,560

Insurance — 0.87%
100,000	Genworth Holdings, Inc., 8.63%, 12/15/16	104,450

Materials — 8.16%
150,000	ArcelorMittal, 5.25%, 2/25/17	148,500
150,000	CF Industries, Inc., 6.88%, 5/1/18	167,236
200,000	Dow Chemical Co. (The), 8.55%, 5/15/19	241,773
200,000	Georgia-Pacific LLC, 2.54%, 11/15/19(a)	201,001
200,000	LyondellBasell Industries NV, 5.00%, 4/15/19	215,640

		974,150

Media — 4.58%
150,000	21st Century Fox America Inc., 8.25%, 8/10/18	175,729
150,000	CBS Corp., 4.63%, 5/15/18	159,502
200,000	Time Warner Cable Inc., 5.85%, 5/1/17	211,669

		546,900

Oil & Gas — 9.04%
200,000	Anadarko Petroleum Corp., 8.70%, 3/15/19	235,891
200,000	Enbridge Energy Partners LP, 6.50%, 4/15/18	217,398
110,000	Enterprise Products Operating LLC, 7.03%, 1/15/68(b)	116,050
135,000	Marathon Oil Corp., 6.00%, 10/1/17	145,135
100,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	103,431
50,000	Southwestern Energy Co., 3.30%, 1/23/18	49,130
200,000	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/1/17	212,807

		1,079,842

Telecommunication Services — 1.72%
200,000	CenturyLink, Inc., 5.15%, 6/15/17	205,500

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2015 (Unaudited)

Principal Amount	Value
Utilities — 1.76%
$200,000	Southwestern Electric Power Co., 5.55%, 1/15/17	$ 210,409

Total Corporate Bonds		8,123,985

(Cost $8,143,836)

Municipal Bonds — 0.84%
California — 0.84%
100,000	University of California Revenue Bonds, Series Y-1, 0.70%, 7/1/41(b)	99,975

Total Municipal Bonds		99,975

(Cost $100,000)

U.S. Government Agency Backed Mortgages — 1.89%
Fannie Mae — 0.82%
8,817	Series 2001-70, Class OF, 1.14%, 10/25/31(b)	9,004
7,752	Series 2002-55, Class QE, 5.50%, 9/25/17	7,954
17,937	Series 2005-68, Class BC, 5.25%, 6/25/35	19,266
6,608	Series 2009-87, Class FX, 0.94%, 11/25/39(b)	6,735
53,222	Series 2012-3, Class EA, 3.50%, 10/25/29	55,874

		98,833

Freddie Mac — 1.07%
6,725	Series 2448, Class FT, 1.21%, 3/15/32(b)	6,886
6,969	Series 2488, Class FQ, 1.21%, 3/15/32(b)	7,140
51,724	Series 2627, Class MW, 5.00%, 6/15/23	56,222
5,762	Series 3725, Class A, 3.50%, 9/15/24	5,929
7,546	Series 3770, Class FP, 0.71%, 11/15/40(b)	7,597
43,084	Series 4027, Class GD, 2.00%, 10/15/25	43,753

		127,527

Total U.S. Government Agency Backed Mortgages		226,360

(Cost $222,771)

Shares
Investment Company — 0.19%
23,051	RBC Prime Money Market Fund, Institutional Class 1(c)	23,051

Total Investment Company		23,051

(Cost $23,051)

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2015 (Unaudited)

Value

Total Investments	$11,929,146
(Cost $11,946,503)(d) — 99.89%

Other assets in excess of liabilities — 0.11%	12,688

NET ASSETS — 100.00%	$11,941,834

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2015.
(c)	Affiliated investment.
(d)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of September 30, 2015:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	14	June, 2017	$51,625	USD	3,406,375	Barclays Plc
90-Day Euro Dollar	10	September, 2017	21,875	USD	2,445,125	Barclays Plc
Total			$73,500

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	13	March, 2018	$ (51,338)	USD	3,148,288	Barclays Plc
90-Day Euro Dollar	3	June, 2018	(11,775)	USD	725,813	Barclays Plc
90-Day Euro Dollar	7	September, 2018	(27,125)	USD	1,692,163	Barclays Plc
90-Day Euro Dollar	7	June, 2019	(25,375)	USD	1,688,925	Barclays Plc
90-Day Euro Dollar	4	September, 2019	(14,200)	USD	964,500	Barclays Plc
Five Year U.S. Treasury Bonds	2	December, 2015	(1,188)	USD	239,844	Barclays Plc
Total			$(131,001)

See Notes to Financial Statements.

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

September 30, 2015 (Unaudited)

Principal Amount	Value
Asset Backed Securities — 18.64%
$250,000	Ally Auto Receivables Trust, Series 2014-SN2, Class A4, 1.21%, 2/20/19	$ 250,427
150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	153,236
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,852
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	150,267
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	253,550
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	151,804
100,000	CNH Equipment Trust, Series 2012-D, Class A4, 0.87%, 11/15/19	99,937
108,520	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 0.85%, 4/25/36(b)	105,727
217,681	Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 3/20/20(a)	217,165
250,000	GE Equipment Transportation LLC, Series 2013-1, Class C, 1.54%, 3/24/21	250,312
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	252,668
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	252,037
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	257,778
250,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36%, 4/15/20	251,409
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	251,643
168,469	Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.66%, 2/25/35(b)	167,351

Total Asset Backed Securities		3,216,163

(Cost $3,209,758)

Collateralized Mortgage Obligations — 6.74%
146,367	BCAP LLC Trust, Series 2010-RR7, Class 12A6, 6.00%, 8/26/36(a)	151,252
146,838	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1, 0.49%, 12/25/35(a)(b)	143,105
29,007	Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2010-RS2, Class A3, 3.77%, 6/28/47(a)(b)	28,994
123,483	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.49%, 12/26/35(a)(b)	120,396
88,098	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.71%, 2/25/35(b)	88,200

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2015 (Unaudited)

Principal Amount	Value
$143,579	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.50%, 8/26/35(a)(b)	$ 143,737
124,878	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 2/26/35(a)	125,821
64,776	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	64,364
115,029	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	113,847
182,759	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	182,272

Total Collateralized Mortgage Obligations		1,161,988

(Cost $1,175,483)

Corporate Bonds — 62.80%
Banks — 13.13%
200,000	Bank of America Corp., 5.25%, 12/1/15	201,326
150,000	Barclays Bank PLC, 5.00%, 9/22/16	155,623
250,000	Branch Banking & Trust Co., 0.66%, 9/13/16(b)	249,572
125,000	Citigroup Inc., 2.15%, 7/30/18	125,620
250,000	Citigroup, Inc., 1.00%, 11/15/16(b)	250,307
250,000	Fifth Third Bancorp, 0.77%, 12/20/16(b)	248,453
150,000	HSBC USA Inc., 2.00%, 8/7/18	150,240
250,000	JP Morgan Chase Bank, N.A., 5.88%, 6/13/16	258,257
125,000	Regions Financial Corp., 2.25%, 9/14/18	125,500
250,000	Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	250,931
250,000	Wachovia Corp., 0.66%, 10/15/16(b)	249,539

		2,265,368

Consumer Discretionary — 9.28%
200,000	AbbVie Inc., 1.80%, 5/14/18	199,445
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	107,250
150,000	CVS Health Corp., 1.90%, 7/20/18	151,000
250,000	Ford Motor Credit Co. LLC, 3.98%, 6/15/16	254,442
150,000	Hewlett Packard Enterprise Co., 2.45%, 10/5/17(a)	149,916
250,000	HJ Heinz Co., 2.00%, 7/2/18(a)	250,348
100,000	Hyundai Capital America, 2.00%, 3/19/18(a)	99,572
120,000	L Brands, Inc., 6.90%, 7/15/17	129,600
150,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	157,812
100,000	Reynolds American Inc., 2.30%, 6/12/18	101,076

		1,600,461

Finance - Diversified — 4.84%
200,000	Ally Financial, Inc., 3.13%, 1/15/16	199,250
200,000	American Tower Corp. REIT, 4.50%, 1/15/18	210,391
100,000	General Motors Financial Co., Inc., 2.75%, 5/15/16	100,613
100,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	103,799
50,000	McGraw Hill Financial Inc., 2.50%, 8/15/18(a)	50,380

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2015 (Unaudited)

Principal Amount	Value
$ 20,000	PACCAR Financial Corp., 0.93%, 12/6/18(b)	$ 20,066
150,000	Synchrony Financial, 1.88%, 8/15/17	150,046

		834,545

Health Care — 9.50%
250,000	Actavis Funding SCS, 2.35%, 3/12/18	250,995
150,000	Cardinal Health Inc., 1.95%, 6/15/18	150,161
100,000	EMD Finance LLC, 1.70%, 3/19/18(a)	100,181
150,000	Express Scripts Holding Co., 1.25%, 6/2/17	149,537
200,000	Laboratory Corp. of America Holdings, 2.20%, 8/23/17	202,032
210,000	Life Technologies Corp., 3.50%, 1/15/16	211,368
150,000	McKesson Corp., 1.29%, 3/10/17	149,716
125,000	St. Jude Medical Inc., 2.00%, 9/15/18	125,294
150,000	Zimmer Holdings, Inc., 1.45%, 4/1/17	149,699
150,000	Zimmer Holdings, Inc., 2.00%, 4/1/18	150,187

		1,639,170

Industrials — 5.90%
200,000	CNH Industrial Capital LLC, 3.88%, 11/1/15	200,389
250,000	L-3 Communications Corp., 3.95%, 11/15/16	256,319
8,000	Owens Corning, 6.50%, 12/1/16	8,537
200,000	Pentair Finance SA, 1.35%, 12/1/15	200,118
200,000	Pentair Finance SA, 2.90%, 9/15/18	200,649
150,000	Thermo Fisher Scientific Inc., 2.25%, 8/15/16	151,299

		1,017,311

Information Technology — 0.04%
7,000	Oracle Corp., 0.87%, 1/15/19(b)	7,004

Insurance — 1.83%
100,000	Genworth Holdings, Inc., 8.63%, 12/15/16	104,450
200,000	Hartford Financial Services Group, Inc. (The), 5.38%, 3/15/17	211,512

		315,962

Materials — 1.48%
250,000	Ecolab Inc., 3.00%, 12/8/16	254,806

Media — 4.83%
200,000	21st Century Fox America Inc., 8.00%, 10/17/16	213,773
200,000	Directv Holdings LLC/Directv Financing Co. Inc., 2.40%, 3/15/17	202,644
200,000	Time Warner Cable, Inc., 5.85%, 5/1/17	211,669
200,000	Viacom, Inc., 3.50%, 4/1/17	204,989

		833,075

Oil & Gas — 5.48%
200,000	Anadarko Petroleum Corp., 5.95%, 9/15/16	207,844
150,000	Enbridge, Inc., 0.78%, 6/2/17(b)	147,337
200,000	Marathon Oil Corp., 6.00%, 10/1/17	215,014

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2015 (Unaudited)

Principal Amount	Value
$170,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	$ 175,832
50,000	Southwestern Energy Co., 3.30%, 1/23/18	49,130
150,000	TransCanada Pipelines Ltd., 1.88%, 1/12/18	150,679

		945,836

Telecommunication Services — 2.76%
220,000	AT&T, Inc., 2.40%, 8/15/16	222,457
250,000	Verizon Communications Inc., 2.50%, 9/15/16	253,435

		475,892

Utilities — 3.73%
200,000	Exelon Corp., 1.55%, 6/9/17	199,647
200,000	PSEG Power LLC, 5.32%, 9/15/16	207,469
225,000	Southwestern Electric Power Co., 5.55%, 1/15/17	236,711

		643,827

Total Corporate Bonds		10,833,257

(Cost $10,844,592)

U.S. Government Agency Backed Mortgages — 8.06%
Fannie Mae — 5.29%
70,541	Pool #254235, 6.00%, 3/1/17	72,714
108,551	Pool #725098, 5.50%, 12/1/18	113,663
57,922	Pool #739413, 5.00%, 10/1/18	60,640
120,343	Pool #888467, 6.00%, 6/1/22	131,404
135,543	Pool #AL0202, 4.00%, 4/1/21	141,950
9,661	Series 2002-73, Class OE, 5.00%, 11/25/17	9,996
80,433	Series 2003-120, Class BL, 3.50%, 12/25/18	82,796
35,520	Series 2003-55, Class CD, 5.00%, 6/25/23	38,727
46,563	Series 2004-3, Class BE, 4.00%, 2/25/19	48,162
2,682	Series 2006-128, Class AP, 5.50%, 4/25/36	2,689
44,567	Series 2011-23, Class AB, 2.75%, 6/25/20	45,564
162,123	Series 2012-1, Class GB, 2.00%, 2/25/22	164,578

		912,883

Freddie Mac — 2.77%
8,523	Series 2543, Class NM, 5.00%, 12/15/17	8,809
59,717	Series 2649, Class QH, 4.50%, 7/15/18	62,110
37,492	Series 2675, Class CK, 4.00%, 9/15/18	38,789
43,983	Series 2761, Class CB, 4.00%, 3/15/19	45,582
100,934	Series 3710, Class AB, 2.00%, 8/15/20	102,608
102,203	Series 3726, Class BA, 2.00%, 8/15/20	103,509
110,968	Series 3852, Class EA, 4.50%, 12/15/21	116,334

		477,741

Total U.S. Government Agency Backed Mortgages		1,390,624

(Cost $1,388,771)

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2015 (Unaudited)

Shares	Value
Investment Company — 4.10%
706,997	RBC Prime Money Market Fund, Institutional Class 1(c)	$706,997

Total Investment Company		706,997

(Cost $706,997)

Total Investments		$17,309,029
(Cost 17,325,601)(d) — 100.34%

Liabilities in excess of other assets — (0.34)%		(58,058)

NET ASSETS — 100.00%		$17,250,971

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2015.
(c)	Affiliated investment.
(d)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of September 30, 2015:

Short	Number of	Expiration	Unrealized		Notional
Position	Contracts	Date	Depreciation		Value	Clearinghouse
Two Year U.S. Treasury Bonds	16	December, 2015	$(3,250)	USD	3,501,250	Barclays Plc

Total			$(3,250)

See Notes to Financial Statements.

14

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2015 (Unaudited)

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $11,923,452 and $16,618,604, respectively)	$11,906,095	$16,602,032
Affiliated investment (cost $23,051 and $706,997,respectively)	23,051	706,997
Interest and dividends receivable	94,998	91,808
Receivable from advisor	7,198	6,958
Cash pledged for financial futures contracts	91,739	22,506
Unrealized appreciation on futures contracts	73,500	—
Prepaid expenses and other assets	12,518	14,683

Total Assets	12,209,099	17,444,984

Liabilities:
Distributions payable	79	—
Payable for capital shares redeemed	629	5,975
Payable for investments purchased	99,872	149,916
Unrealized depreciation on futures contracts	131,001	3,250
Accrued expenses and other payables:
Accounting fees	4,134	4,168
Distribution fees	486	729
Shareholder reports	2,212	659
Audit fees	19,638	19,638
Transfer Agent fees	1,516	3,283
Other	7,698	6,395

Total Liabilities	267,265	194,013

Net Assets	$11,941,834	$17,250,971

Net Assets Consist Of:
Capital	$12,048,576	$17,403,956
Undistributed net investment income and distributions in excess of net investment income	16,504	(25,053)
Accumulated net realized losses from investment transactions and futures contracts	(48,388)	(108,110)
Net unrealized depreciation on investments and futures contracts	(74,858)	(19,822)

Net Assets	$11,941,834	$17,250,971

15

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

September 30, 2015 (Unaudited)

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net Assets:
Class F	$1,414,487	$4,488,211
Class I	10,527,347	12,762,760

Total	$11,941,834	$17,250,971

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class F	142,481	454,696
Class I	1,060,838	1,293,156

Total	1,203,319	1,747,852

Net Asset Values and Redemption Price Per Share:
Class F	$9.93	$9.87

Class I	$9.92	$9.87

See Notes to Financial Statements.

16

FINANCIAL STATEMENTS

Statement of Operations

For the Period Ended September 30, 2015 (Unaudited)

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$131,834	$114,624
Dividend income - affiliated investment	50	151

Total Investment Income	131,884	114,775

Expenses:
Investment advisory fees	20,581	20,602
Distribution fees - Class F	827	1,706
Accounting fees	12,843	12,912
Audit fees	17,611	17,611
Legal fees	7,048	7,134
Custodian fees	1,088	1,221
Insurance fees	2,782	2,782
Trustees’ fees	178	192
Transfer agent fees - Class F	2,152	1,990
Transfer agent fees - Class I	2,049	3,963
Shareholder reports	5,159	4,920
Registration and filing fees	14,915	14,894
Other fees	5,491	5,108

Total expenses	92,724	95,035

Expenses waived/reimbursed by:
Advisor	(67,884)	(68,606)

Net Expenses	24,840	26,429

Net Investment Income	107,044	88,346

Realized/Unrealized Gains (Losses):
Net realized gains (losses) on:
Investment transactions	2,024	5,690
Futures contracts	(23,531)	(26,465)

Net realized gains (losses)	(21,507)	(20,775)

Net change in unrealized appreciation (depreciation) on:
Investments	(52,508)	(5,432)
Futures contracts	19,971	10,775

Net unrealized gains (losses)	(32,537)	5,343

Change in net assets resulting from operations	$53,000	$72,914

See Notes to Financial Statements.

17

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Short Duration Fixed Income Fund
	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$107,044	$239,407
Net realized losses from investments	(21,507)	(20,098)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(32,537)	(40,118)

Change in net assets resulting from operations	53,000	179,191

Distributions to Class F Shareholders:
From net investment income	(13,319)	(31,038)
From net realized gains	—	(2,950)

Distributions to Class I Shareholders:
From net investment income	(102,961)	(263,186)
From net realized gains	—	(23,825)

Change in net assets resulting from shareholder distributions	(116,280)	(320,999)

Capital Transactions:
Proceeds from shares issued	342,400	11,038,294
Distributions reinvested	115,791	307,731
Cost of shares redeemed	(2,730,496)	(7,373,127)

Change in net assets resulting from capital transactions	(2,272,305)	3,972,898

Net increase (decrease) in net assets	(2,335,585)	3,831,090

Net Assets:
Beginning of period	14,277,419	10,446,329

End of period	$11,941,834	$14,277,419

Undistributed net investment income	$16,504	$25,740

Share Transactions:
Issued	34,384	1,099,984
Reinvested	11,386	30,840
Redeemed	(274,387)	(741,452)

Change in shares resulting from capital transactions	(228,617)	389,372

See Notes to Financial Statements.

18

FINANCIAL STATEMENTS

Statement of Changes in Net Assets (cont.)

	Ultra-Short Fixed Income Fund
	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$88,346	$156,304
Net realized losses from investments	(20,775)	(26,305)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	5,343	(21,225)

Change in net assets resulting from operations	72,914	108,774

Distributions to Class F Shareholders:
From net investment income	(21,641)	(7,399)

Distributions to Class I Shareholders:
From net investment income	(91,757)	(275,613)

Change in net assets resulting from shareholder distributions	(113,398)	(283,012)

Capital Transactions:
Proceeds from shares issued	5,601,910	10,905,826
Distributions reinvested	113,398	282,961
Cost of shares redeemed	(2,954,342)	(6,652,389)

Change in net assets resulting from capital transactions	2,760,966	4,536,398

Net increase in net assets	2,720,482	4,362,160

Net Assets:
Beginning of period	14,530,489	10,168,329

End of period	$17,250,971	$14,530,489

Distributions in excess of net investment income	$(25,053)	$(1)

Share Transactions:
Issued	566,597	1,093,877
Reinvested	13,398	28,520
Redeemed	(300,742)	(672,212)

Change in shares resulting from capital transactions	279,253	450,185

See Notes to Financial Statements.

19

FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class F	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.97	$10.02	$10.04
Net investment income(b)	0.07	0.14	0.01
Realized and unrealized gains/(losses)	(0.03)	— (c)	(0.02)
Total from investment activities	0.04	0.14	(0.01)
Distributions:
Net investment income	(0.08)	(0.18)	(0.01)
Realized gains	—	(0.01)	—
Total distributions	(0.08)	(0.19)	(0.01)
Net asset value, end of period	$ 9.93	$ 9.97	$10.02

Total Return:	0.40%(d)	1.42%	(0.08)%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.45%(e)	0.45%	0.45%(e)
Ratio of Net Investment Income to Average Net Assets	1.47%(e)	1.45%	1.33%(e)
Ratio of Expenses to Average Net Assets*	1.64%(e)	2.07%	43.21%(e)

Net assets, end of period (in thousands)	$1,414	$1,934	$ 10
Portfolio turnover**	19%	57%	46%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

20

FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.97	$ 10.02	$ 10.00
Net investment income(b)	0.08	0.15	0.04
Realized and unrealized gains/(losses)	(0.04)	— (c)	0.02
Total from investment activities	0.04	0.15	0.06
Distributions:
Net investment income	(0.09)	(0.19)	(0.04)
Realized gains	—	(0.01)	—
Total distributions	(0.09)	(0.20)	(0.04)
Net asset value, end of period	$ 9.92	$ 9.97	$ 10.02

Total Return:	0.36%(d)	1.51%	0.57%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.35%(e)	0.35%	0.35%(e)
Ratio of Net Investment Income to Average Net Assets	1.57%(e)	1.55%	1.41%(e)
Ratio of Expenses to Average Net Assets*	1.31%(e)	1.68%	3.66%(e)

Net assets, end of period (in thousands)	$10,527	$12,344	$10,436
Portfolio turnover**	19%	57%	46%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 30, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

21

FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class F	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.89	$ 9.99	$ 9.98
Net investment income(b)	0.04	0.08	—
Realized and unrealized gains/(losses)	0.01	(0.02)	0.02
Total from investment activities	0.05	0.06	0.02
Distributions:
Net investment income	(0.07)	(0.16)	(0.01)
Realized gains	—	—	—
Total distributions	(0.07)	(0.16)	(0.01)
Net asset value, end of period	$ 9.87	$ 9.89	$ 9.99

Total Return:	0.47%(c)	0.62%	0.21%(c)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.40%(d)	0.40%	0.40%(d)
Ratio of Net Investment Income to Average Net Assets	0.88%(d)	0.78%	(0.08)%(d)
Ratio of Expenses to Average Net Assets*	1.22%(d)	3.04%	43.18%(d)

Net assets, end of period (in thousands)	$4,488	$ 608	$ 10
Portfolio turnover**	23%	63%	41%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

22

FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$ 9.89	$ 9.98	$ 10.00
Net investment income(b)	0.06	0.10	0.02
Realized and unrealized gains/(losses)	(0.01)	(0.02)	(0.01)
Total from investment activities	0.05	0.08	0.01
Distributions:
Net investment income	(0.07)	(0.17)	(0.03)
Realized gains	—	—	—
Total distributions	(0.07)	(0.17)	(0.03)
Net asset value, end of period	$ 9.87	$ 9.89	$ 9.98

Total Return:	0.50%(c)	0.83%	0.14%(c)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.30%(d)	0.30%	0.30%(d)
Ratio of Net Investment Income to Average Net Assets	1.12%(d)	1.03%	0.88%(d)
Ratio of Expenses to Average Net Assets*	1.13%(d)	1.65%	3.70%(d)

Net assets, end of period (in thousands)	$12,763	$13,922	$10,158
Portfolio turnover**	23%	63%	41%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 30, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

23

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class F and Class I shares. Class F and Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a contingent deferred sales charge.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy.

24

NOTES TO FINANCIAL STATEMENTS

Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Funds’ net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

25

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

●    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short Duration Fixed Income Fund
Assets:
Investments in Securities
Asset Backed Securities	$—	$2,397,412	$—	$2,397,412
Collateralized Mortgage Obligations	—	1,058,363	—	1,058,363
Corporate Bonds	—	8,123,985	—	8,123,985
Municipal Bonds	—	99,975	—	99,975
U.S. Government Agency Backed Mortgages	—	226,360	—	226,360
Investment Company	23,051	—	—	23,051
Other Financial Instruments(*)
Interest Rate Contracts	73,500	—	—	73,500

	$96,551	$11,906,095	$—	$12,002,646

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$(131,001)	$—	$—	$(131,001)

26

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Ultra-Short Fixed Income Fund
Assets:
Investments in Securities
Asset Backed Securities	$—	$3,216,163	$—	$3,216,163
Collateralized Mortgage Obligations	—	1,161,988	—	1,161,988
Corporate Bonds	—	10,833,257	—	10,833,257
U.S. Government Agency Backed Mortgages	—	1,390,624	—	1,390,624
Investment Company	706,997	—	—	706,997

	$706,997	$16,602,032	$—	$17,309,029

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$(3,250)	$—	$—	$(3,250)

* Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended September 30, 2015, the Funds held no investments categorized as Level 3 in the hierarchy.

During the period ended September 30, 2015, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Financial Instruments:

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Funds’ returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Funds’ hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of September 30, 2015, see the following section for financial futures contracts.

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to both manage their cash position and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange

27

NOTES TO FINANCIAL STATEMENTS

rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers shown on the Statements of Assets and Liabilities at September 30, 2015.

Fair value of derivative instruments as of September 30, 2015:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
Short Duration Fixed Income Fund

	Asset Derivatives
Interest Rate Risk	Unrealized Appreciation on Future Contracts	$73,500

	Liability Derivatives
Interest Rate Risk	Unrealized Depreciation on Future Contracts	$131,001

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
Ultra-Short Fixed Income Fund

	Liability Derivatives
Interest Rate Risk	Unrealized Depreciation on Future Contracts	$3,250

The effect of derivative instruments on the Statements of Operations during the period ended September 30, 2015 is as follows:

	Derivative Instruments Categorized by Risk Exposure	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts
Short Duration Fixed Income Fund	Interest Rate Risk	$(23,531)	$19,971
Ultra-Short Fixed Income Fund	Interest Rate Risk	(26,465)	10,775

For the period ended September 30, 2015, the average quarterly volume of derivative activities are as follows:

	Futures Long Positions (Contracts)	Futures Short Positions (Contracts)
Short Duration Fixed Income Fund	26	41
Ultra-Short Fixed Income Fund	—	16

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The

28

NOTES TO FINANCIAL STATEMENTS

clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

TBA Commitments:

The Funds may enter into to-be-announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of September 30, 2015, the Funds had no outstanding TBA commitments.

Affiliated Investments:

Each Fund invests in other Funds of the Trust (an “Affiliated Fund”). The income and both realized and change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in Affiliated Funds.

	Value			Value
	March 31,			September 30,
	2015	Purchases	Sales	2015	Dividends
Investments in RBC Prime Money Market Fund — Institutional Class I
Short Duration Fixed Income Fund	$163,927	$2,321,542	$2,462,418	$23,051	$50
Ultra-Short Fixed Income Fund	388,442	7,217,046	6,898,491	706,997	151

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance. As of September 30, 2015, there are no obligations with credit enhancement or liquidity features.

Offering Costs:

Upon commencement of operations, offering costs associated with the establishment of the Funds were incurred by the Funds. Offering costs are amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statements of Operations.

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes the amortization and accretion of premium or discount using the effective

29

NOTES TO FINANCIAL STATEMENTS

yield method. Paydown gains and losses on mortgage-backed and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated to the Funds either proportionately based upon the Funds’ relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Funds are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Funds, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, distribution redesignations and non deductible expenses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.25%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Class F and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2017.

	Class F Annual Rate	Class I Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.40%	0.30%

Each Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At September 30, 2015, the amounts subject to possible recoupment under the expense limitation agreement are $365,863 and $365,361 for the Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively.

RBC GAM (US) voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM (US) indirectly through its investment in an affiliated money market fund. These waivers are voluntary and not subject to recoupment. These amounts are included

30

NOTES TO FINANCIAL STATEMENTS

in expenses waived/reimbursed by Advisor in the Statements of Operations. For the period ended September 30, 2015, the amounts waived were as follows:

Fees Waived
Short Duration Fixed Income Fund	$153
Ultra-Short Fixed Income Fund	$283

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $41,500, ($46,000 effective October 1, 2015). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $5,500, ($6,000 effective October 1, 2015), for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

On December 30, 2013, the Advisor invested $10 million in each Fund to provide each Fund with its initial investment assets, and on March 3, 2014, invested $10,000 in Class F of each Fund to provide the initial assets for that share class. The table below shows, as of September 30, 2015, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund
Short Duration Fixed Income Fund	$11,941,834	881,471	73.3%
Ultra-Short Fixed Income Fund	$17,250,971	1,028,146	58.8%

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class F covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class F is 0.10%.

Plan fees are based on average daily net assets of Class F. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2015, there were no fees waived by the Distributor.

31

NOTES TO FINANCIAL STATEMENTS

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2015 were as follows:

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Purchases (Excl. US Gov’t.)	$2,493,035	$6,145,730
Sales (Excl. US Gov’t.)	$4,368,775	$3,651,428
Purchases of US Gov’t.	$ —	$ —
Sales of US Gov’t.	$ —	$ —

6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in shares of the Funds are summarized below:

	Short Duration Fixed Income Fund		Ultra-Short Fixed Income Fund
	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015	For the Period Ended September 30, 2015	For the Year Ended March 31, 2015
CAPITAL TRANSACTIONS:
Class F
Proceeds from shares issued	$100,504	$3,436,366	$4,000,000	$677,054
Distributions reinvested	12,832	30,156	21,641	7,395
Cost of shares redeemed	(625,208)	(1,527,968)	(133,023)	(81,073)

Change in Class F	$(511,872)	$1,938,554	$3,888,618	$603,376

Class I
Proceeds from shares issued	$241,896	$7,601,928	$1,601,910	$10,228,772
Distributions reinvested	102,959	277,575	91,757	275,566
Cost of shares redeemed	(2,105,288)	(5,845,159)	(2,821,319)	(6,571,316)

Change in Class I	$(1,760,433)	$2,034,344	$(1,127,652)	$3,933,022

Change in net assets resulting from capital transactions	$(2,272,305)	$3,972,898	$2,760,966	$4,536,398

SHARE TRANSACTIONS:
Class F
Issued	10,069	342,475	404,449	67,894
Reinvested	1,039	3,025	2,191	746
Redeemed	(62,502)	(152,622)	(13,444)	(8,143)

Change in Class F	(51,394)	192,878	393,196	60,497

Class I
Issued	24,315	757,509	162,148	1,025,983
Reinvested	10,347	27,815	11,207	27,774
Redeemed	(211,885)	(588,830)	(287,298)	(664,069)

Change in Class I	(177,223)	196,494	(113,943)	389,688

Change in shares resulting from capital transactions	(228,617)	389,372	279,253	450,185

32

NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the period ended March 31, 2014 and the year ended March 31, 2015) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2015, tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Short Duration Fixed Income Fund	$11,946,922	$37,798	$(55,574)	$ (17,776)
Ultra-Short Fixed Income Fund	17,325,147	31,537	(48,195)	(16,658)

The tax character of distributions during the period ended March 31, 2015 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Gains	Total Distributions Paid
Short Duration Fixed Income Fund	$ 317,814	$3,109	$ 320,923
Ultra-Short Fixed Income Fund	283,011	—	283,011

As of March 31, 2015, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $51,229 and $69,170, respectively, and a long-term capital loss carryforward of $53,124 and $31,771 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund did not have any deferred qualified late-year capital losses.

8. Subsequent Events

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

33

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class F and Class I shares.

Class F

Class F shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load). Class F shares currently include a 0.10% (10 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

34

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		4/1/15	9/30/15	4/1/15-9/30/15	4/1/15-9/30/15
Short Duration Fixed Income Fund	Class F	$1,000.00	$1,000.00	$2.25	0.45%
	Class I	1,000.00	1,003.60	1.75	0.35%

Ultra-Short Fixed Income Fund	Class F	1,000.00	1,000.00	2.00	0.40%
	Class I	1,000.00	1,005.00	1.50	0.30%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		4/1/15	9/30/15	4/1/15-9/30/15	4/1/15-9/30/15
Short Duration Fixed Income Fund	Class F	$1,000.00	$1,022.75	$2.28	0.45%
	Class I	1,000.00	1,023.25	1.77	0.35%

Ultra-Short Fixed Income Fund	Class F	1,000.00	1,023.00	2.02	0.40%
	Class I	1,000.00	1,023.50	1.52	0.30%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

35

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2015, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor (the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year, information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals, and their experience with the portfolio management team with regard to other products over the years. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as fund peer group comparative information requested by the Board. The Trustees noted that the RBC Ultra-Short Fixed Income Fund performed comparably to its benchmark for the one-year period ended June 30, 2015 while the RBC Short Duration Fixed Income Fund slightly underperformed its benchmark for the one-year period.

The Trustees reviewed the Funds’ expense structure and advisory fees. The Trustees also considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees were satisfied with the Advisor’s view that it was premature to impose contractual advisory fee breakpoints but determined that profitability and economies of scale information would be developed over time as the Funds operate, so that the Advisor and Trustees could evaluate fee levels and possible future economies of scale. The Trustees’ considerations included other benefits derived by the Advisor from its relationship with the Funds, such as from the Advisor’s role as co-administrator to the Funds.

In considering the nature and quality of services provided by the Advisor to the Funds, the Trustees considered the significant depth and experience of the Advisor’s team with regard to management of shorter duration portfolios, and their demonstrated capabilities with respect to research, credit, and fundamental analysis, as well as the Advisor’s operational and compliance structure and systems. The Trustees expressed confidence in the Advisor’s investment team and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were reasonable and fair in view of the level and quality of the services to be provided by the Advisor under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

36

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the funds’ portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2015.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment adviser for the RBC Funds. The Funds are distributed by Quasar Distributors LLC, an affiliate of U.S. Bancorp Fund Services, LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-FI SAR 09-15

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RBC Funds Trust

By (Signature and Title)*     /s/ Kathleen A. Gorman

                                               Kathleen A. Gorman, President and Chief Executive Officer

                                               (principal executive officer)

Date     November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Kathleen A. Gorman

                                               Kathleen A. Gorman, President and Chief Executive Officer

                                               (principal executive officer)

Date     November 24, 2015

By (Signature and Title)*     /s/ Kathleen A. Hegna

                                               Kathleen A. Hegna, Treasurer and Chief Financial Officer

                                               (principal financial officer)

Date     November 24, 2015

* Print the name and title of each signing officer under his or her signature.